Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

13.	Property, plant and equipment

Electronic and office equipment
RMB’000
At January 1, 2022
Cost	606
Accumulated depreciation	(58)

Net carrying amount	548

At January 1, 2022, net of accumulated depreciation	548
Additions	2,262
Depreciation provided during the year	(210)

At December 31, 2022, net of accumulated depreciation	2,600

At December 31, 2022
Cost	2,868
Accumulated depreciation	(268)

Net carrying amount	2,600